Leases - Schedule of Changes in Lease Liabilities (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Balances at beginning of the year	₱ 20,025	₱ 16,315
Additions (Note 29)	7,314	11,122
Accretion on lease liabilities (Notes 5, 10 and 29)	1,170	1,125	₱ 1,061
Foreign exchange gain (losses) – net	147	(171)
Lease modifications	33	(1,397)
Adjustment	11
Termination	(467)	(1,188)
Settlement of obligations	(6,547)	(5,781)
Balances at end of the year (Notes 3 and 29)	21,686	20,025	₱ 16,315
Current portion of lease liabilities (Note 10)	4,555	4,043
Noncurrent portion of lease liabilities (Note 28)	₱ 17,131	₱ 15,982